Investments in subsidiaries - Assets acquired and liabilities assumed in current fiscal year (Details) - CAD ($) $ in Thousands	Sep. 30, 2022	Jul. 29, 2022	May 31, 2022	Oct. 28, 2021	Sep. 30, 2021
Disclosure of detailed information about borrowings [line items]
Current assets	$ 171,269				$ 17,746
PP&E (Note 6)	8,164				1,869
Right-of-use assets (Note 7)	22,114				4,982
Contract costs	979
Intangible assets (Note 9)	110,647				22,107
Other long-term assets	18,698
Goodwill	630,848				75,697
Current liabilities	(164,100)				(11,859)
Long-term debt	(162,640)
Lease liabilities	(23,181)				(5,733)
Deferred tax liabilities	(15,954)
Retirement benefits obligations (Note 17)	(10,192)
Identifiable assets acquired, net, excluding cash and cash equivalents	586,652				105,558
Cash acquired	71,966				5,955
Net assets acquired	658,618				111,513
Consideration paid	639,192				104,148
Consideration payable	19,426				$ 7,365
CMC
Disclosure of detailed information about borrowings [line items]
Current assets	46,900
PP&E (Note 6)	1,556
Right-of-use assets (Note 7)	3,353
Contract costs	979
Intangible assets (Note 9)	20,657
Other long-term assets	2,336
Goodwill	93,638
Current liabilities	(41,055)
Long-term debt	(37,937)
Lease liabilities	(3,920)
Deferred tax liabilities	(2,706)
Retirement benefits obligations (Note 17)	0
Identifiable assets acquired, net, excluding cash and cash equivalents	83,801
Cash acquired	7,099
Net assets acquired	90,900			$ 90,900
Consideration paid	79,291
Consideration payable	11,609
Umanis
Disclosure of detailed information about borrowings [line items]
Current assets	106,102
PP&E (Note 6)	5,179
Right-of-use assets (Note 7)	12,855
Contract costs	0
Intangible assets (Note 9)	62,337
Other long-term assets	16,362
Goodwill	391,026
Current liabilities	(96,141)
Long-term debt	(77,973)
Lease liabilities	(12,919)
Deferred tax liabilities	(12,688)
Retirement benefits obligations (Note 17)	(9,743)
Identifiable assets acquired, net, excluding cash and cash equivalents	384,397
Cash acquired	35,861
Net assets acquired	420,258		$ 303,896
Consideration paid	420,258	$ 116,362
Consideration payable	0
Others
Disclosure of detailed information about borrowings [line items]
Current assets	18,267
PP&E (Note 6)	1,429
Right-of-use assets (Note 7)	5,906
Contract costs	0
Intangible assets (Note 9)	27,653
Other long-term assets	0
Goodwill	146,184
Current liabilities	(26,904)
Long-term debt	(46,730)
Lease liabilities	(6,342)
Deferred tax liabilities	(560)
Retirement benefits obligations (Note 17)	(449)
Identifiable assets acquired, net, excluding cash and cash equivalents	118,454
Cash acquired	29,006
Net assets acquired	147,460
Consideration paid	139,643
Consideration payable	$ 7,817